Minimum cash and minimum capital - Minimum capital (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Minimum Capital [Abstract]
Credit risk	$ 41,910,608	$ 44,561,930
Operational risk	15,140,288	13,623,927
Market risk	227,001	372,032
Total capital	142,146,791	138,508,035
Excess capital	$ 84,868,894	$ 79,950,146